Leases - Future minimum lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases
2022	$ 5,710
2023	5,694
2024	5,486
2026	37,347
Finance lease obligations	54,237	$ 59,930
Amounts representing interest and deferred finance fees	(10,594)	(14,430)
Finance lease obligations, net of interest and deferred finance fees	$ 43,643	$ 45,500